INVESTMENTS UNDER EQUITY METHOD (Tables)	12 Months Ended
Dec. 31, 2014
INVESTMENTS UNDER EQUITY METHOD [Abstract]
Schedule of combined results of operations and financial position of equity method investments
	Year ended December 31,
	2012	2013	2014
Condensed statement of operations information:
Revenue	$11,970,674	$12,436,311	$17,260,168
Net income	949,340	226,421	118,987
Group's equity in net income of investees	$465,175	$110,362	$55,524
	December 31,
	2013	2014
Condensed balance sheet information:
Current assets	$16,224,891	$17,672,329
Non-current assets	3,951,387	3,223,925
Total assets	20,176,278	20,896,254
Current liabilities	7,697,035	7,962,988
Non-current liabilities	-	392,352
Equity	12,479,243	12,540,914
Total liabilities and equity	20,176,278	20,896,254
Group's share of net assets	$6,110,195	$6,137,653